Other Liabilities and Deferred Credits (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other liabilities and deferred credits
Personal injury and other claims provisions	$ 261	$ 249
Contract liabilities	161	0
Environmental provisions	19	22
Stock-based compensation liability	16	19
Deferred credits and other	177	211
Total other liabilities and deferred credits	$ 634	$ 501